Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares Directors shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)
Capital Structure [Line Items]
Common stock, shares authorized | shares	1,800,000,000	1,800,000,000
Repurchase of common stock, shares | shares	30,747,000	37,812,000	3,287,000
Repurchase price of common stock, per share | $ / shares	$ 227.67	$ 217.25	$ 134.18
Share repurchase program authorized amount				$ 3,000	$ 8,000	$ 6,000	$ 2,000	$ 2,000
Share repurchase program, remaining authorized repurchase amount	$ 1,586					$ 6,000
Board of Directors Chairman [Member]
Capital Structure [Line Items]
Share repurchase program, remaining authorized repurchase amount							$ 2,000	$ 2,000
Minimum [Member]
Capital Structure [Line Items]
Number of directors as per the amended and restated by-laws | Directors	3